Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share
Net income	$ 2,390	$ 2,392	$ 2,280	$ 1,888	$ 2,306	$ 2,303	$ 2,297	$ 1,751	$ 8,950	$ 8,657
Less allocated earnings on non-vested restricted stock									(167)	(185)
Less allocated dividends on non-vested restricted stock									(190)	(203)
Net income allocated to common stockholders									$ 8,593	$ 8,269
Weighted Average Shares Outstanding, Basic									5,490,488	5,483,305
Weighted Average Shares Outstanding, Diluted									5,490,488	5,483,305
Basic earnings per share (in dollars per share)	$ 0.42	$ 0.42	$ 0.40	$ 0.33	$ 0.40	$ 0.40	$ 0.40	$ 0.30	$ 1.57	$ 1.50
Diluted earnings per share (in dollars per share)	$ 0.42	$ 0.42	$ 0.40	$ 0.33	$ 0.40	$ 0.40	$ 0.40	$ 0.30	$ 1.57	$ 1.50